Nature of Operations	12 Months Ended
Mar. 31, 2020
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Portage Biotech Inc. (the "Company") is incorporated in the British Virgin Islands ("BVI") with its registered office located at FH Chambers, P.O. Box 4649, Road Town, Tortola, BVI. Its Toronto agent, Portage Services Ltd., is located at 6 Adelaide Street East, Suite 300, Toronto, Ontario, M5C 1H6, Canada.

The Company is a reporting issuer with the Ontario Securities Commission on the Canadian Stock Exchange under the symbol PBT-U and US Securities and Exchange Commission on the OTC market under the symbol PTGEF.

The Company is engaged in the business of researching and developing pharmaceutical and biotechnology products through to clinical "proof of concept" with an initial focus on unmet clinical needs. Following proof of concept, the Company seeks to sell or license the products to large pharmaceutical companies for further development and commercialization.

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited (“SalvaRx”) in exchange for 8,050,701 ordinary shares of the Company (the "SalvaRx Acquisition"). The SalvaRx Acquisition was completed on January 8, 2019 (the “Acquisition Date”) upon receiving shareholder and regulatory approval.  In connection with the SalvaRx Acquisition, the Company acquired interests in SalvaRx’s five research and development invested entities and subsidiaries: iOx Therapeutics Ltd (“iOx”), Nekonal Oncology Limited (“Nekonal”), Intensity Therapeutics Inc. (“Intensity”), Saugatuck Therapeutics Ltd. (“Saugatuck”) and Rift Biotherapeutics Inc (“Rift”).  In connection with the SalvaRx Acquisition, the Company also acquired an option in Nekonal SARL, a Luxembourg-based company holding intellectual property rights for therapeutics and diagnostics in the field of autoimmune disorders and oncology, to participate in the funding of its autoimmune programs.  See Note 9.

On June 5, 2020, the Company effected a reverse stock split. All share and per share information included in the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse stock split. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.

Liquidity and Capital Resources:

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses are mostly from its conduct of research and development activities. As of March 31, 2020, the Company had cash of approximately $3.2 million, working capital of approximately $0.7 million and an accumulated deficit of approximately $21.0 million.

On June 16, 2020, the Company issued 698,145 ordinary shares for gross proceeds of $6.8 million.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities. The Company will require significant additional capital to make the investments it needs to execute its longer-term business plan. The Company's ability to successfully raise sufficient funds through the sale of debt or equity securities when needed is subject to many risks and uncertainties and, even if it were successful, future equity issuances would result in dilution to its existing stockholders and any future debt securities may contain covenants that limit the Company's operations or ability to enter into certain transactions.

The   Company's current cash along with the $6.7 million net cash proceeds raised from the equity financing during June 2020 will be sufficient to fund operations for at least the next 12 months through August 2021.  However, the Company will need to raise additional funding through strategic relationships, public or private equity or debt financings, grants or other arrangements to develop and seek regulatory approvals for the Company’s existing and new product candidates. If such funding is not available or not available on terms acceptable to the Company, the Company’s current development plan and plans for expansion of its general and administrative infrastructure may be modified or even curtailed.

Beginning in early March 2020, the COVID-19 pandemic and the measures imposed to contain this pandemic have disrupted and are expected to continue to impact the Company's business. The magnitude of the impact of the COVID-19 pandemic on the Company's productivity, results of operations and financial position, and its disruption to the Company's business and clinical programs and timelines, will depend, in part, on the length and severity of these restrictions and on the Company's ability to conduct business in the ordinary course.